   As filed with the Securities and Exchange Commission on October 19, 2006

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 29                           [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 207                                           [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                             Heather Harker, Esq.
                 Vice President and Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on May 1, 2006 pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:


[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                     SUPPLEMENT DATED DECEMBER 18, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

The Guaranteed Minimum Withdrawal Benefit for Life Rider

An owner may now elect the Annual Step-Up Death Benefit Rider with the Guaranteed Minimum Withdrawal Benefit for Life Rider at application. All references in the prospectus to the contrary are revised accordingly. In addition, the Fee Table and Examples in the prospectus are revised as follows.

The first table labeled "Periodic Charges Other Than Portfolio Expenses" is replaced in its entirety with the following:

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

                      The following charges apply to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.



Periodic Charges Other Than Portfolio Expenses
----------------------------------------------------------------------------------------------
Annual Contract Charge                                                   $30.00/1/
----------------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                         1.30%
----------------------------------------------------------------------------------------------
  Administrative Expense Charge                                             0.15%
----------------------------------------------------------------------------------------------
Optional Benefits/2/
 (as a percentage of your average daily net assets in the Separate Account)
----------------------------------------------------------------------------------------------
                                                              Current Charge Maximum Charge/3/
                                                              --------------------------------
  Guaranteed Minimum Withdrawal Benefit Rider                     0.50%            1.00%
----------------------------------------------------------------------------------------------
  Guaranteed Minimum Withdrawal Benefit for Life Rider
    Single Annuitant Contract                                     0.60%            2.00%
                                                              --------------------------------
    Joint Annuitant Contract                                      0.75%            2.00%
----------------------------------------------------------------------------------------------
  Guaranteed Income Rider                                         0.50%            0.50%
----------------------------------------------------------------------------------------------
  Guaranteed Income Rollover Rider                                0.50%            0.50%
----------------------------------------------------------------------------------------------
  Payment Protection Rider                                        0.40%            1.00%
----------------------------------------------------------------------------------------------
  Payment Protection with Commutation Immediate and Deferred
   Variable Annuity Rider/4/
    Single Annuitant Contract                                     0.50%            1.25%
                                                              --------------------------------
    Joint Annuitant Contract                                      0.65%            1.25%
----------------------------------------------------------------------------------------------

Optional Benefits/5/
 (as a percentage of your Contract Value at the time the charge is taken)/6/
-------------------------------------------------------------------------------------------------
                                                                  Current Charge Maximum Charge//
                                                                  -------------------------------
  Annual Step-Up Death Benefit Rider Option                           0.20%           0.20%
-------------------------------------------------------------------------------------------------
  5% Rollup Death Benefit Rider Option//                              0.30%           0.30%
-------------------------------------------------------------------------------------------------
  Earnings Protector Death Benefit Rider Option                       0.30%           0.30%
-------------------------------------------------------------------------------------------------
  Earnings Protector and Greater of Annual Step-Up and 5% Rollup
   Death Benefit Rider Option                                         0.70%           0.70%
-------------------------------------------------------------------------------------------------
                                                                     Current        Maximum//
                                                                  -------------------------------
  Maximum Total Separate Account Annual Expenses/7/                   2.80%           3.65%
-------------------------------------------------------------------------------------------------


                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

                    /2/ The Guaranteed Income Rider, the Guaranteed Income
                        Rollover Rider, the Payment Protection Rider, the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, the Guaranteed Minimum Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider may not be elected together or in any combination. Only one may be elected and must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

                    /3/ The maximum charge reflects the charge that the rider
                        is guaranteed never to exceed.

                    /4/ The Payment Protection with Commutation Immediate and
                        Deferred Variable Annuity Rider is available only for contracts issued on or after May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

                    /5/ The Annual Step-Up Death Benefit Rider may be elected
                        with the Guaranteed Minimum Withdrawal Benefit for Life Rider at the time of application. None of the other optional death benefit riders are available with the Guaranteed Minimum Withdrawal Benefit for Life Rider.

                    /6/ All charges for the optional death benefit riders are
                        taken in arrears on each contract anniversary and at the time the contract is surrendered.

                    /7/ The Maximum Total Separate Account Annual Expenses for
                        the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option and the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and the Guaranteed Minimum Withdrawal Benefit for Life Rider as a Joint Annuitant contract. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account annual expenses would be lower.

The first set of examples under the "Examples" subheading is replaced in its entirety with the following:

                      For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

                      These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Guaranteed Minimum Withdrawal Benefit
                           for Life Rider;

                         . elected the Annual Step-Up Death Benefit Rider; and

                         . surrendered your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                      Costs Based on Maximum
                       Annual Portfolio Expenses $1,182 $2,419  $3,550   $5,999



                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.



                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                      Costs Based on Maximum
                       Annual Portfolio Expenses  $622  $1,879  $3,100   $5,999



                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . Separate Account charges of 1.45% (deducted daily at
                           an effective annual rate of the assets in the Separate Account);

                         . an annual contract charge of $30 (assumed to be
                           equivalent to 0.30% of the Contract Value);

                         . a maximum charge of 2.00% for the Guaranteed Minimum
                           Withdrawal Benefit for Life Rider (deducted daily at an effective annual rate of the assets in the Separate Account); and

                         . a charge of 0.20% for the Annual Step-Up Death
                           Benefit Rider (an annual rate as a percentage of the Contract Value).

                      If one or both of the optional riders are not elected, the expense figures shown above would be lower.

New Payment Choice for the Distribution of Death Benefit Proceeds

A new payment choice is available for the distribution of death benefit proceeds when an owner dies before income payments begin. The "Death of Owner and/or Annuitant" section is revised to reflect the following payment choice.

A designated beneficiary may elect to receive death benefit proceeds over a period that is no greater than the designated beneficiary's life expectancy. Payments must commence within one year of the owner's death. There will be a minimum amount that must be withdrawn annually. Annual withdrawals may exceed this minimum annual amount. The payment of proceeds under this Payment Choice will end upon payment of the entire Contract Value. At the end of the period that is the designated beneficiary's life expectancy, any remaining amount will be distributed in a lump sum. If the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to the designated beneficiary's estate if no person or entity is named.

                               PART A AND PART B

   Part A and Part B of Post-Effective Amendment No. 26 to this Registration Statement, which went effective May 1, 2006 (SEC File No. 333-31172), including the form of the prospectus, the form of Statement of Additional Information and any supplements thereto, are herein incorporated by reference.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

(1)(a)      Resolution of Board of Directors of The Life Insurance Company of
            Virginia authorizing the Establishment of Life of Virginia Separate
            Account 4. Previously filed on May 1, 1998 with Post-Effective
            Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 033-76334.

(1)(a)(i) Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
            & Annuity Separate Account 4. Previously filed on July 17, 1998 with
            Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334.

(1)(b)      Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name of GE Life and Annuity
            Assurance Company to Genworth Life and Annuity Insurance Company.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

(1)(b)(i)   Resolution of the Board of Directors of GE Life and Annuity Assurance
            Company authorizing the change in name GE Life & Annuity Separate
            Account 4 to Genworth Life & Annuity VA Separate Account 1.
            Previously filed on January 3, 2006 with Post-Effective Amendment
            No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

(2)         Not Applicable.

(3)(a) Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
            2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
            Annuity Assurance Company, Registration No. 333-69786.

   (b)      Dealer Sales Agreement. Previously filed on December 12, 2001 with
            Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
            Assurance Company, Registration No. 333-69786.

(4)(a)      Contract Form P1154 4/00. Previously filed on September 2, 2000 with
            Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 333-31172.

   (b)      Endorsements to Contract.

   (b)(i) Terminal Illness Nursing Home Endorsement P5122 10/98. Previously filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

   (b)(ii)  IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334

   (b)(iii) Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
            Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
            Separate Account 4, Registration No. 033-76334

   (b)(iv)       Optional Death Benefit Rider P5135 4/00. Previously filed on December
                 18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                 Annuity Separate Account 4, Registration No. 333-62695.

   (b)(v)        Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                 September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                 Life & Annuity Separate Account 4, Registration No. 333-31172.

   (b)(vi)       Optional Death Benefit Rider P5152 12/00. Previously filed on
                 February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                 GE Life & Annuity Separate Account 4, Registration No. 333-62695.

   (b)(vii)      Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                 GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (b)(viii)     Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                 February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                 GE Life & Annuity Separate Account 4, Registration No. 333-62695.

   (b)(ix)       Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                 February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                 GE Life & Annuity Separate Account 4, Registration No. 333-62695.

(4)(b)(x)        Death Provisions Endorsement P5221 1/03. Previously filed on February
                 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                 & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xi)       Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                 & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xii)      Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                 & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xiii)     Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                 Previously filed on February 18, 2003 with Post-Effective Amendment
                 No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                 Registration No. 333-31172.

(4)(b)(xiv)      Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                 Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xv)       Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                 February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                 GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xvi)      Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                 Previously filed on August 19, 2003 with Post-Effective Amendment No.
                 10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                 No. 333-31172.

(4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                 Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                 Separate Account 4, Registration No. 333-31172.

(4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                 Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                 Separate Account 4, Registration No. 333-31172.

(4)(b)(xix)     Payment Protection Rider. Previously filed on February 23, 2004 with
                Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 333-47732.

(4)(b)(xix)(a)  Payment Protection with Commutation Immediate and Deferred Variable
                Annuity Rider. Previously filed on September 1, 2006 with Post
                Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                Separate Account 1, Registration No. 333-31172.

(4)(b)(xx)      Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

(4)(b)(xxi)     Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

(4)(b)(xxii)    Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                N-4 for GE Life & Annuity Separate Account, Registration No.
                333-31172.

(4)(b)(xxii)(a) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                filed on September 1, 2006 with Post Effective Amendment No. 28 to
                Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                Registration No. 333-31172.

(5)(a)          Form of Application. Previously filed on April 27, 2006 with
                Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.

(6)(a)          Amended and Restated Articles of Incorporation of Genworth Life and
                Annuity Insurance Company. Previously filed on January 3, 2006 with
                Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                Annuity VA Separate Account 1, Registration No. 333-31172.

   (b)          By-Laws of Genworth Life and Annuity Insurance Company. Previously
                filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                No. 333-31172.

(7)             Reinsurance Agreement. Previously filed on April 30, 2004 with Post
                Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
                Account 4, Registration No. 333-62695.

(8)(a)          Participation Agreement among Variable Insurance Products Fund,
                Fidelity Distributors Corporation, and The Life Insurance Company of
                Virginia. Previously filed on May 1, 1998 with Post-Effective
                Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 033-76334.

   (a)(i)       Amendment to Participation Agreement Referencing Policy Form Numbers.
                Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
                Form N-4 for GE Life & Annuity Separate Account 4, Registration No.
                033-76334.

   (a)(ii)      Amendment to Participation Agreement among Variable Insurance
                Products Fund II, Fidelity Distributors Corporation, and The Life
                Insurance Company of Virginia. Previously filed on May 1, 1998 with
                Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
                Account 4, Registration No. 033-76334.

   (a)(iii)     Amendment to Participation Agreement among Variable Insurance
                Products Fund, Fidelity Distributors Corporation, and The Life
                Insurance Company of Virginia. Previously filed on May 1, 1998 with
                Post-Effective Amendment 9 to Form N-4 for GE Life & Annuity Separate
                Account 4, Registration No. 033-76334.

   (a)(iv)      Amendment to Participation Agreement Variable Insurance Products
                Fund, Fidelity Distributors Corporation and GE Life and Annuity
                Assurance Company. Previously filed on June 2, 2000 with
                Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
                Account 4, Registration No. 333-31172.

   (b)    Agreement between Oppenheimer Variable Account Funds, Oppenheimer
          Management Corporation, and GE Life and Annuity Assurance Company.
          Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
          Form N-4 for GE Life & Annuity Separate Account, Registration
          No. 033-76334.

   (b)(i) Amendment to Agreement between Oppenheimer Variable Account Funds,
          Oppenheimer Management Corporation, and The Life Insurance Company of
          Virginia. Previously filed on June 2, 2000 with Pre-Effective
          Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 333-31172.

   (c)    Participation Agreement among Variable Insurance Products Fund II,
          Fidelity Distributors Corporation and The Life Insurance Company of
          Virginia. Previously filed on May 1, 1998 with Post-Effective
          Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 033-76334.

   (c)(i) Amendment to Variable Insurance Products Fund II, Fidelity
          Distributors Corporation and GE Life and Annuity Assurance Company.
          Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (e)    Participation Agreement between Insurance Management Series,
          Federated Securities Corporation, and The Life Insurance Company of
          Virginia. Previously filed on May 1, 1998 with Post-Effective
          Amendment 9 to Form N-4 for GE Life & Annuity Separate Account 4,
          Registration No. 033-76334.

   (e)(i) Amendment to Participation Agreement between Federated Securities
          Corporation and GE Life and Annuity Assurance Company. Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to Form N-4 for
          GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (f) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. Previously filed on
          September 28, 1995 with Post-Effective Amendment No. 3 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334.

   (f)(i) Amendment to Variable Insurance Products Fund III, Fidelity
          Distributors Corporation and GE Life and Annuity Assurance Company.
          Previously filed on June 2, 2000 with Pre-Effective Amendment 1 to
          Form N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (g)    Participation Agreement between GE Investments Funds, Inc. and
          Genworth Life and Annuity Insurance Company. Previously filed on
          September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
          333-31172.

   (h)    Participation Agreement between AIM Variable Insurance Series and GE
          Life and Annuity Assurance Company. Previously filed on April 27,
          2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (i)    Participation Agreement between Alliance Variable Products Series
          Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
          N-4 for GE Life & Annuity Separate Account 4, Registration
          No. 333-31172.

   (j)    Form of Participation Agreement between Dreyfus and GE Life and
          Annuity Assurance Company. Previously filed on June 2, 2000 with
          Pre-Effective Amendment 1 to Form N-4 for GE Life & Annuity Separate
          Account 4, Registration No. 333-31172.

   (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
          GE Life and Annuity Assurance Company. Previously filed on April 27,
          2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
          Life and Annuity Assurance Company. Previously filed on April 27,
          2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
          Annuity Separate Account 4, Registration No. 333-31172.

   (m) Participation Agreement between Rydex Variable Trust and GE Life and
       Annuity Assurance Company. Previously filed on April 27, 2005 with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

   (n) Amended and Restated Fund Participation Agreement between Franklin
       Templeton Variable Insurance Products Trust, Franklin/Templeton
       Distributors, Inc., Genworth Life and Annuity Insurance Company and
       Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 1, Registration No. 333-31172.

   (o) Participation Agreement between Greenwich Street Series Trust and GE
       Life and Annuity Assurance Company. Previously filed on June 24, 2003 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
       Separate Accounts to Form N-4 Registration No. 333-31172.

   (p) Participation Agreement between Nations Separate Account Trust and GE
       Life and Annuity Assurance Company. Previously filed as Exhibit
       (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
       Annuity Separate Account II, Registration No. 333-72572.

   (q) Participation Agreement between FAM Variable Series Funds, Inc.
       (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
       Annuity Assurance Company. Previously filed on April 27, 2005 with
       Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
       Separate Account 4, Registration No. 333-31172.

   (r) Participation Agreement between Eaton Vance Variable Trust and GE
       Life and Annuity Assurance Company. Previously filed as Exhibit
       (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
       Annuity Separate Account II, Registration No. 333-72572.

   (s) Participation Agreement between The Prudential Series Fund, Inc. and
       GE Life and Annuity Assurance Company. Previously filed on April 27,
       2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

   (t) Participation Agreement between Van Kampen Life Investment Trust and
       GE Life and Annuity Assurance Company. Previously filed on September
       13, 2002 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
       & Annuity Separate Account 4, Registration No. 333-63531.

   (u) Participation Agreement between Salomon Brothers Variable Series
       Funds and GE Life and Annuity Assurance Company. Previously filed on
       April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
       November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (w) Participation Agreement among Scudder Variable Series II, Scudder
       Distributors, Inc., Deutsche Investment Management Americas Inc. and
       GE Life and Annuity Assurance Company. Previously filed on April 27,
       2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

   (x) Participation Agreement between American Century Investment Services,
       Inc. and GE Life and Annuity Assurance Company regarding American
       Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
       Annuity Separate Account 4, Registration No. 333-31172.

   (y) Form of Participation Agreement between American Century Investment
       Services, Inc. and GE Life and Annuity Assurance Company regarding
       American Century Variable Portfolios II, Inc. Previously filed on
       April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
       GE Life & Annuity Separate Account 4, Registration No. 333-31172.

   (z) Participation Agreement between JPMorgan Insurance Trust and Genworth
       Life and Annuity Insurance Company. Previously filed on September 1,
       2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
       Life & Annuity VA Separate Account 1, Registration No. 333-31172.

(9) Opinion and Consent of Counsel. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
       Annuity VA Separate Account 1, Registration No. 333-31172.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form
     N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
     No. 333-31172.

(11) Not Applicable.

(12) Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
     Life & Annuity Separate Account 4, Registration No. 033-76334.

(14) Power of Attorney. Previously filed on September 1, 2006 with Post
     Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
     Separate Account 1, Registration No. 333-31172.


Item 25.  Directors and Officers of the Depositor

Paul A. Haley             Director, Senior Vice President and Chief Actuary

Robert T. Methven         Director and Senior Vice President

Daniel C. Munson          Director and Senior Vice President

Leon E. Roday(3)          Director and Senior Vice President

Pamela S. Schutz          Chairperson of the Board, President and Chief Executive
                          Officer

Geoffrey S. Stiff         Director and Senior Vice President

Thomas M. Stinson(2)      Director and Senior Vice President

Brian W. Haynes           Director and Senior Vice President

John G. Apostle II        Senior Vice President and Chief Compliance Officer

Thomas E. Duffy           Senior Vice President, General Counsel and Secretary

J. Kevin Helmintoller     Senior Vice President and Chief Financial Officer

William R. Wright, Jr.(4) Senior Vice President and Chief Investment Officer

Shannon M. Fischer        Senior Vice President

James H. Reinhart         Senior Vice President

Heather C. Harker         Vice President and Associate General Counsel

John A. Zelinske          Vice President and Controller

Gary T. Prizzia(1)        Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company), 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

(1) The principal business address is Genworth Financial, Inc., 6604 W. Broad Street, Richmond, Virginia 23230.

(2) The principal business address is Genworth Financial, Inc., 6630 W. Broad Street, Richmond, Virginia 23230.

(3) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

(4) The principal business address is Genworth Financial, Inc., 3001 Summer Street, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant
                                  [FLOW CHART]



Item 27.  Number of Contractowners

   There were 15,043 owners of Qualified Contracts and 17,259 owners of Non-Qualified Contracts as of August 10, 2006.

Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, the board of directors may cause Genworth Life and Annuity Insurance Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

                                    *  *  *

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1 (formerly, GE Life & Annuity Separate Account II) and Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4).

   (b)


         Name                    Address            Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
James J. Buddle......... 6620 W. Broad St.        Director
                         Richmond, VA 23230
Robert T. Methven....... 6610 W. Broad St.        Director, President and Chief Executive
                         Richmond, VA 23230       Officer
Geoffrey S. Stiff....... 6610 W. Broad St.        Director and Senior Vice President
                         Richmond, VA 23230
Victor C. Moses......... 601 Union St.            Senior Vice President
                         Suite 2200
                         Seattle, WA 98101
Edward J. Wiles, Jr..... 3001 Summer St.,         Senior Vice President and Chief Compliance
                         2nd Floor                Officer
                         Stamford, CT 06905
Ward E. Bobitz.......... 6620 W. Broad Street     Vice President and Assistant Secretary
                         Richmond, VA 23230
Brenda A. Daglish....... 6604 West Broad St.      Vice President and Assistant Treasurer
                         Richmond, VA 23230
J. Kevin Helmintoller... 6610 W. Broad Street     Chief Financial Officer
                         Richmond, Virginia 23230

         Name                  Address        Positions and Offices with Underwriter
         ----                  -------        --------------------------------------
James H. Reinhart....... 6610 W. Broad St.       Vice President
                         Richmond, VA 23230
John A. Zelinske........ 6610 W. Broad St.       Vice President and Controller
                         Richmond, VA 23230
John E. Karaffa......... 6610 W. Broad St.       Vice President
                         Richmond, VA 23230
Scott R. Lindquist...... 6620 W. Broad St.       Vice President
                         Richmond, VA 23230
Gary T. Prizzia......... 6620 W. Broad Street    Treasurer
                         Richmond, VA 23230
Russell L. Rubino....... 6620 W. Broad St.       Vice President
                         Richmond, VA 23230
Bonnie C. Turner........ 6610 W. Broad St.       Financial & Operations Principal
                         Richmond, VA 23230


   (c)

                                   (2)
             (1)                   Net
           Name of            Underwriting        (3)           (4)
          Principal           Discounts and  Compensation    Brokerage      (5)
         Underwriter           Commissions   on Redemption  Commissions Compensation
         -----------          -------------  -------------  ----------- ------------
Capital Brokerage Corporation Not Applicable Not Applicable    11.0%    $62.0 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of October, 2006.


                                    GENWORTH LIFE & ANNUITY VA SEPARATE
                                      ACCOUNT 1
                                    (Registrant)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

                                    By: GENWORTH LIFE AND ANNUITY INSURANCE
                                          COMPANY
                                        (Depositor)

                                    By:         /s/  GEOFFREY S. STIFF
                                        -----------------------------------
                                                   Geoffrey S. Stiff
                                                 Senior Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


             Name                       Title                    Date
             ----                       -----                    ----

    /s/  PAMELA S. SCHUTZ*  Chairperson of the Board,      October 19, 2006
    -----------------------   President and Chief
       Pamela S. Schutz       Executive Officer

      /s/  PAUL A. HALEY*   Director, Senior Vice          October 19, 2006
    -----------------------   President and Chief Actuary
         Paul A. Haley

     /s/  BRIAN W. HAYNES*  Director and Senior Vice       October 19, 2006
    -----------------------   President
        Brian W. Haynes

    /s/  ROBERT T. METHVEN* Director and Senior Vice       October 19, 2006
    -----------------------   President
       Robert T. Methven

    /s/  DANIEL C. MUNSON*  Director and Senior Vice       October 19, 2006
    -----------------------   President
       Daniel C. Munson

      /s/  LEON E. RODAY*   Director and Senior Vice       October 19, 2006
    -----------------------   President
         Leon E. Roday

    /s/  GEOFFREY S. STIFF  Director and Senior Vice       October 19, 2006
    -----------------------   President
       Geoffrey S. Stiff

    /s/  THOMAS M. STINSON* Director and Senior Vice       October 19, 2006
    -----------------------   President
       Thomas M. Stinson

            Name                           Title                    Date
            ----                           -----                    ----

    /s/  THOMAS E. DUFFY*      Senior Vice President,         October 19, 2006
-----------------------------    General Counsel and
       Thomas E. Duffy           Secretary

 /s/  J. KEVIN HELMINTOLLER*   Senior Vice President and      October 19, 2006
-----------------------------    Chief Financial Officer
    J. Kevin Helmintoller

   /s/  JOHN A. ZELINSKE*      Vice President and Controller  October 19, 2006
-----------------------------
      John A. Zelinske



*By: /s/  GEOFFREY S. STIFF  , pursuant to Power of         October 19, 2006
     ----------------------    Attorney executed on
       Geoffrey S. Stiff       February 21, 2006.